Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Assets [Line Items]
Net balance, beginning	¥ 132		¥ 201
Net balance, beginning			132		¥ 201
Additions
Amortization expense	(35)	(5)	(69)
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, beginning		$ 18	201	$ 28	286
Net balance, beginning				18	201
Additions
Amortization expense	(35)			$ (10)	(85)
Internal -use software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, beginning			¥ 201		286
Net balance, beginning					201
Additions
Amortization expense					¥ (85)